SHARE-BASED COMPENSATION - Options (Details) - Share options - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average number of shares, Outstanding	538,583
Weighted average number of shares granted	115,690
Weighted average number of shares exercised	56,296
Weighted average number of shares forfeited	131,552
Weighted average number of shares, Outstanding	466,425	538,583
Weighted average number of shares vested and expected to vest	466,425
Weighted average number of shares exercisable	295,080
Weighted average remaining exercise price, Outstanding	$ 67.58
Weighted average remaining exercise price, Granted	47.01
Weighted average remaining exercise price, Exercised	23.33
Weighted average remaining exercise price, Forfeited	56.00
Weighted average remaining exercise price, Outstanding	71.09	$ 67.58
Weighted average remaining exercise price, Vested and expected to vest	71.09
Weighted average remaining exercise price, Exercisable	$ 44.00
Aggregate intrinsic contractual life (Years), Outstanding	6 years 6 months 14 days	6 years 11 months 15 days
Aggregate intrinsic contractual life (Years), Vested and expected to vest	6 years 6 months 14 days
Aggregate intrinsic contractual life (Years), Exercisable	5 years 7 months 9 days
Value, Outstanding	$ 1,049	$ 88,975
Value, Vested and expected to vest	1,049
Value, Exercisable	$ 480